UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21614

Investment Company Act File Number

Eaton Vance Enhanced Equity Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Enhanced Equity Income Fund

December 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.5%(1)

Security	Shares	Value
Aerospace & Defense — 2.8%
Boeing Co. (The)	67,888	$9,266,033
United Technologies Corp.	55,552	6,321,818

		$15,587,851

Air Freight & Logistics — 0.9%
C.H. Robinson Worldwide, Inc.	90,776	$5,295,872

		$5,295,872

Auto Components — 0.3%
TRW Automotive Holdings Corp.(2)	22,026	$1,638,514

		$1,638,514

Automobiles — 0.7%
Honda Motor Co., Ltd.	93,744	$3,869,480

		$3,869,480

Beverages — 2.1%
Beam, Inc.	76,823	$5,228,573
PepsiCo, Inc.	82,165	6,814,765

		$12,043,338

Biotechnology — 4.2%
Biogen Idec, Inc.(2)	4,907	$1,372,733
Celgene Corp.(2)	59,290	10,017,638
Gilead Sciences, Inc.(2)	167,077	12,555,837

		$23,946,208

Capital Markets — 1.5%
Charles Schwab Corp. (The)	124,177	$3,228,602
Morgan Stanley	173,957	5,455,292

		$8,683,894

Chemicals — 3.0%
LyondellBasell Industries NV, Class A	66,610	$5,347,451
Monsanto Co.	51,013	5,945,565
PPG Industries, Inc.	30,326	5,751,629

		$17,044,645

Commercial Banks — 2.3%
Regions Financial Corp.	665,795	$6,584,713
SunTrust Banks, Inc.	174,946	6,439,762

		$13,024,475

Communications Equipment — 1.5%
QUALCOMM, Inc.	116,973	$8,685,245

		$8,685,245

Computers & Peripherals — 3.5%
Apple, Inc.	35,845	$20,112,988

		$20,112,988

Consumer Finance — 1.9%
American Express Co.	115,735	$10,500,637

		$10,500,637

Security	Shares	Value
Diversified Financial Services — 5.7%
Bank of America Corp.	643,827	$10,024,386
Citigroup, Inc.	200,222	10,433,569
JPMorgan Chase & Co.	207,577	12,139,103

		$32,597,058

Diversified Telecommunication Services — 1.4%
AT&T, Inc.	146,077	$5,136,068
Verizon Communications, Inc.	58,473	2,873,363

		$8,009,431

Electric Utilities — 1.7%
Duke Energy Corp.	39,667	$2,737,420
Edison International	57,971	2,684,057
NextEra Energy, Inc.	51,183	4,382,288

		$9,803,765

Electrical Equipment — 3.1%
Emerson Electric Co.	165,838	$11,638,511
Rockwell Automation, Inc.	50,316	5,945,338

		$17,583,849

Electronic Equipment, Instruments & Components — 2.3%
Corning, Inc.	725,131	$12,921,834

		$12,921,834

Energy Equipment & Services — 1.5%
Cameron International Corp.(2)	43,574	$2,593,960
FMC Technologies, Inc.(2)	55,300	2,887,213
Halliburton Co.	55,286	2,805,765

		$8,286,938

Food & Staples Retailing — 1.0%
Costco Wholesale Corp.	48,706	$5,796,501

		$5,796,501

Food Products — 3.1%
Hershey Co. (The)	86,441	$8,404,658
Mondelez International, Inc., Class A	253,532	8,949,680

		$17,354,338

Health Care Equipment & Supplies — 2.1%
Abbott Laboratories	173,216	$6,639,369
Covidien PLC	73,671	5,016,995

		$11,656,364

Health Care Providers & Services — 1.3%
Express Scripts Holding Co.(2)	101,550	$7,132,872

		$7,132,872

Hotels, Restaurants & Leisure — 0.9%
McDonald’s Corp.	51,316	$4,979,191

		$4,979,191

Household Products — 1.4%
Procter & Gamble Co.	100,279	$8,163,713

		$8,163,713

Industrial Conglomerates — 1.1%
Danaher Corp.	77,413	$5,976,284

		$5,976,284

Insurance — 3.5%
ACE, Ltd.	55,229	$5,717,858
Aflac, Inc.	102,725	6,862,030
MetLife, Inc.	135,392	7,300,337

		$19,880,225

Security	Shares	Value
Internet & Catalog Retail — 4.0%
Amazon.com, Inc.(2)	33,219	$13,247,405
Netflix, Inc.(2)	25,573	9,415,211

		$22,662,616

Internet Software & Services — 7.4%
eBay, Inc.(2)	160,373	$8,802,874
Facebook, Inc., Class A(2)	121,805	6,657,861
Google, Inc., Class A(2)	23,636	26,489,102

		$41,949,837

IT Services — 2.7%
Accenture PLC, Class A	70,235	$5,774,721
Visa, Inc., Class A	43,085	9,594,168

		$15,368,889

Machinery — 1.0%
Deere & Co.	61,119	$5,581,998

		$5,581,998

Media — 2.6%
Lions Gate Entertainment Corp.	149,662	$4,738,299
Walt Disney Co. (The)	131,342	10,034,529

		$14,772,828

Metals & Mining — 0.8%
Freeport-McMoRan Copper & Gold, Inc.	119,266	$4,501,099

		$4,501,099

Multi-Utilities — 1.0%
Sempra Energy	65,881	$5,913,479

		$5,913,479

Multiline Retail — 2.3%
Dollar General Corp.(2)	105,014	$6,334,444
Macy’s, Inc.	127,697	6,819,020

		$13,153,464

Oil, Gas & Consumable Fuels — 8.6%
Chevron Corp.	48,079	$6,005,548
Concho Resources, Inc.(2)	63,866	6,897,528
EOG Resources, Inc.	24,030	4,033,195
Exxon Mobil Corp.	28,507	2,884,908
Marathon Oil Corp.	158,712	5,602,534
Occidental Petroleum Corp.	140,646	13,375,434
Phillips 66	79,638	6,142,479
Range Resources Corp.	48,019	4,048,482

		$48,990,108

Personal Products — 1.3%
Estee Lauder Cos., Inc. (The), Class A	96,434	$7,263,409

		$7,263,409

Pharmaceuticals — 5.7%
Johnson & Johnson	43,885	$4,019,427
Merck & Co., Inc.	200,451	10,032,573
Pfizer, Inc.	261,788	8,018,566
Roche Holding AG PC	15,605	4,371,369
Shire PLC ADR	40,446	5,714,615

		$32,156,550

Real Estate Investment Trusts (REITs) — 1.5%
AvalonBay Communities, Inc.	34,565	$4,086,620
Boston Properties, Inc.	44,499	4,466,365

		$8,552,985

Road & Rail — 1.0%
Canadian Pacific Railway, Ltd.	38,922	$5,889,677

		$5,889,677

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 0.8%
NXP Semiconductors NV(2)	102,877	$4,725,141

		$4,725,141

Software — 1.0%
Microsoft Corp.	152,792	$5,719,005

		$5,719,005

Specialty Retail — 1.4%
AutoNation, Inc.(2)	50,129	$2,490,910
Home Depot, Inc. (The)	68,505	5,640,702

		$8,131,612

Textiles, Apparel & Luxury Goods — 0.6%
NIKE, Inc., Class B	41,004	$3,224,555

		$3,224,555

Tobacco — 1.0%
Philip Morris International, Inc.	61,800	$5,384,634

		$5,384,634

Total Common Stocks (identified cost $510,166,820)		$564,517,396

Short-Term Investments — 1.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(3)	$6,120	$6,120,276

Total Short-Term Investments (identified cost $6,120,276)		$6,120,276

Total Investments — 100.6% (identified cost $516,287,096)		$570,637,672

Covered Call Options Written — (0.6)%

Security	Number of Contracts	Strike Price	Expiration Date	Value
Abbott Laboratories	865	$40.00	2/22/14	$(29,842)
Accenture PLC, Class A	350	82.50	1/18/14	(33,250)
ACE, Ltd.	275	105.00	1/18/14	(13,062)
Aflac, Inc.	515	70.00	1/18/14	(4,377)
Amazon.com, Inc.	165	435.00	2/22/14	(121,688)
American Express Co.	575	92.50	2/22/14	(91,713)
Apple, Inc.	180	605.00	1/18/14	(21,150)
AT&T, Inc.	730	37.00	1/18/14	(730)
AutoNation, Inc.	250	55.00	1/18/14	(1,250)
AvalonBay Communities, Inc.	170	125.00	2/22/14	(19,975)
Bank of America Corp.	3,215	17.00	2/22/14	(40,187)
Beam, Inc.	380	72.50	2/22/14	(26,600)
Biogen Idec, Inc.	25	315.00	1/18/14	(1,000)
Boeing Co. (The)	335	145.00	2/22/14	(45,393)
Boston Properties, Inc.	220	107.75	2/22/14	(16,500)
C.H. Robinson Worldwide, Inc.	450	62.50	1/18/14	(1,125)
Cameron International Corp.	215	60.00	2/22/14	(58,050)
Canadian Pacific Railway, Ltd.	195	165.00	2/22/14	(15,600)
Celgene Corp.	295	180.00	1/18/14	(25,960)
Charles Schwab Corp. (The)	620	27.00	1/18/14	(13,950)
Chevron Corp.	240	125.00	2/22/14	(59,640)
Citigroup, Inc.	1,000	55.00	2/22/14	(66,500)
Concho Resources, Inc.	320	110.00	1/18/14	(68,000)

Security	Number of Contracts	Strike Price	Expiration Date	Value
Corning, Inc.	3,625	$19.00	2/22/14	$(110,563)
Costco Wholesale Corp.	245	128.00	1/18/14	(490)
Covidien PLC	370	67.50	1/18/14	(43,475)
Danaher Corp.	385	77.50	1/18/14	(36,575)
Deere & Co.	305	95.00	2/22/14	(34,160)
Dollar General Corp.	525	62.50	1/18/14	(31,500)
Duke Energy Corp.	195	72.50	2/22/14	(5,850)
eBay, Inc.	800	57.50	2/22/14	(109,600)
Edison International	290	47.50	2/22/14	(19,575)
Emerson Electric Co.	825	72.50	3/22/14	(86,625)
EOG Resources, Inc.	120	180.00	1/18/14	(4,560)
Estee Lauder Cos., Inc. (The), Class A	480	80.00	2/22/14	(40,800)
Express Scripts Holding Co.	505	72.50	2/22/14	(68,175)
Facebook, Inc., Class A	605	55.00	2/22/14	(251,075)
FMC Technologies, Inc.	275	52.50	1/18/14	(23,375)
Freeport-McMoRan Copper & Gold, Inc.	595	38.00	2/22/14	(68,425)
Gilead Sciences, Inc.	835	80.00	2/22/14	(143,203)
Google, Inc., Class A	115	1,120.00	1/18/14	(179,975)
Halliburton Co.	275	57.50	1/18/14	(1,512)
Hershey Co. (The)	425	100.00	2/22/14	(54,825)
Home Depot, Inc. (The)	340	85.00	1/18/14	(7,990)
Johnson & Johnson	215	95.00	1/18/14	(1,827)
JPMorgan Chase & Co.	1,035	60.00	1/18/14	(39,330)
LyondellBasell Industries NV, Class A	330	85.00	2/22/14	(29,700)
Macy’s, Inc.	635	55.00	2/22/14	(68,263)
Marathon Oil Corp.	790	37.00	2/22/14	(37,525)
McDonald’s Corp.	255	100.00	1/18/14	(2,422)
Merck & Co., Inc.	1,000	52.50	2/22/14	(38,500)
MetLife, Inc.	680	55.00	1/18/14	(31,280)
Microsoft Corp.	760	40.00	1/18/14	(4,180)
Mondelez International, Inc., Class A	1,265	36.00	1/18/14	(34,155)
Monsanto Co.	250	120.00	1/18/14	(21,250)
Morgan Stanley	870	34.00	2/22/14	(26,535)
Netflix, Inc.	125	425.00	2/22/14	(105,938)
NextEra Energy, Inc.	260	92.50	1/18/14	(650)
NIKE, Inc., Class B	205	80.00	2/22/14	(30,955)
NXP Semiconductors NV	510	47.50	2/22/14	(86,700)
Occidental Petroleum Corp.	700	97.50	2/22/14	(145,250)
PepsiCo, Inc.	410	85.00	2/22/14	(36,080)
Pfizer, Inc.	1,305	32.00	2/22/14	(23,490)
Philip Morris International, Inc.	305	95.00	1/18/14	(610)
Phillips 66	395	77.50	2/22/14	(108,625)
PPG Industries, Inc.	150	195.00	2/22/14	(51,750)
Procter & Gamble Co.	500	87.50	1/18/14	(1,000)
QUALCOMM, Inc.	585	77.50	2/22/14	(57,330)
Range Resources Corp.	240	87.50	1/18/14	(16,800)
Regions Financial Corp.	3,325	10.00	1/18/14	(46,550)
Sempra Energy	325	92.50	2/22/14	(38,187)
SunTrust Banks, Inc.	875	37.00	1/18/14	(51,188)
TRW Automotive Holdings Corp.	110	80.00	2/22/14	(11,000)
United Technologies Corp.	275	115.00	2/22/14	(56,650)
Verizon Communications, Inc.	290	52.50	1/18/14	(1,015)
Visa, Inc., Class A	215	230.00	3/22/14	(137,600)
Walt Disney Co. (The)	655	77.50	2/22/14	(123,795)

Total Covered Call Options Written (premiums received $3,714,627)				$(3,564,000)

Other Assets, Less Liabilities — 0.0%(4)				$169,426

Net Assets — 100.0%				$567,243,098

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

(1)	A portion of each applicable common stock for which a written call option is outstanding at December 31, 2013 has been pledged as collateral for such written option.

(2)	Non-income producing security.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended December 31, 2013 was $1,129.

(4)	Amount is less than 0.05%.

A summary of open financial instruments at December 31, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
1/31/14	Japanese Yen 402,000,000	United States Dollar 3,838,332	Credit Suisse International	$20,598	$—	$20,598

Written options activity for the fiscal year to date ended December 31, 2013 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	46,795	$3,478,123
Options written	85,945	7,445,818
Options terminated in closing purchase transactions	(51,396)	(4,416,674)
Options exercised	(219)	(16,073)
Options expired	(37,560)	(2,776,567)

Outstanding, end of period	43,565	$3,714,627

At December 31, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:

Equity Price Risk : The Fund writes covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Fund in effect, sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline.

Foreign Exchange Risk: Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at December 31, 2013 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Written options	$—	$(3,564,000)
Foreign Exchange	Forward foreign currency exchange contracts	20,598	—

Total		$20,598	$(3,564,000)

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$516,480,952

Gross unrealized appreciation	$57,599,276
Gross unrealized depreciation	(3,442,556)

Net unrealized appreciation	$54,156,720

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$68,562,780	$3,869,480		$—	$72,432,260
Consumer Staples	56,005,933	—		—	56,005,933
Energy	57,277,046	—		—	57,277,046
Financials	93,239,274	—		—	93,239,274
Health Care	70,520,625	4,371,369		—	74,891,994
Industrials	55,915,531	—		—	55,915,531
Information Technology	109,482,939	—		—	109,482,939
Materials	21,545,744	—		—	21,545,744
Telecommunication Services	8,009,431	—		—	8,009,431
Utilities	15,717,244	—		—	15,717,244
Total Common Stocks	$556,276,547	$8,240,849	*	$—	$564,517,396
Short-Term Investments	$—	$6,120,276		$—	$6,120,276
Total Investments	$556,276,547	$14,361,125		$—	$570,637,672
Forward Foreign Currency Exchange Contracts	$—	$20,598		$—	$20,598
Total	$556,276,547	$14,381,723		$—	$570,658,270

Liability Description
Covered Call Options Written	$(3,564,000)	$—		$—	$(3,564,000)
Total	$(3,564,000)	$—		$—	$(3,564,000)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of September 30, 2013 whose fair value was determined using Level 3 inputs. At December 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Enhanced Equity Income Fund

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	February 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	February 24, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 24, 2014